Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 21, 2013
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	FBMS
Entity Registrant Name	FIRST BANCSHARES INC /MS/
Entity Central Index Key	0000947559
Current Fiscal Year End Date	--12-31
Entity Well-Known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Common Stock Shares Outstanding		3,142,235
Entity Public Float		$ 30,527,159